UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-07853
                                                 ----------------

                         Kalmar Pooled Investment Trust
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


    KALMAR
    POOLED
INVESTMENT
     TRUST
==========



                               [GRAPHIC OMITTED]





                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2008
                                                                     (UNAUDITED)



      --------------------------------------------------------------------
       This report has been prepared for the general information of Kalmar
         Pooled Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Investors are reminded to read the prospectus carefully before investing or sending money.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================                                       REPORT FROM MANAGEMENT
"GROWTH-WITH-VALUE"                                       FOR THE SIX MONTHS AND
     SMALL CAP FUND                                  QUARTER ENDED JUNE 30, 2008


DEAR FELLOW SHAREHOLDERS AND FRIENDS:

Overall the First Half of 2008 produced major declines for most stock markets not only in the US but globally, except for a few commodity driven markets. The Second Quarter was more mixed, with approximately a two month rally attempt following the bail-out of Bear Stearns, then a widespread beating in June that has continued into early July. The S&P 500 experienced its worst June since 1930, with US stocks in general suffering their longest streak of weekly declines in four years, and their worst 12-month trailing performance since the onset of the latest Bull Market in the Spring of 2003. Sizing damage across the globe, something on the order of $11 trillion of paper wealth has disappeared this year so far -- an amount roughly equivalent to a full year of aggregate US Gross Domestic Product.


----------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS (%)                                                                                             SINCE
AS OF JUNE 30, 2008            JUNE  2ND QUARTER  YEAR-TO-DATE  1-YEAR  3-YEAR  5-YEAR   7-YEAR   10-YEAR   INCEPTION
----------------------------------------------------------------------------------------------------------------------
Kalmar "Growth-with-Value"
Small Cap Fund                 (5.63)    3.07         (7.98)    (7.58)   5.47    10.33     6.50     5.72       8.88
----------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth(R) Index   (5.96)    4.47         (8.93)   (10.83)   6.08    10.37     3.08     2.80       5.05
----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index          (7.70)    0.58         (9.37)   (16.19)   3.79    10.29     5.63     5.53       7.70
----------------------------------------------------------------------------------------------------------------------
Lipper Small Cap Growth
Fund Index                     (6.90)    2.50        (12.58)   (13.60)   4.20     8.58     2.55     4.63       6.91
----------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index               (8.44)   (2.73)       (11.95)   (13.19)   4.37     7.56     2.43     2.86       6.47
----------------------------------------------------------------------------------------------------------------------
Nasdaq Composite               (9.10)    0.61        (13.55)   (11.92)   3.69     7.16     0.85     1.93       5.66
----------------------------------------------------------------------------------------------------------------------

RETURNS LONGER THAN 1-YEAR ARE ANNUALIZED.

INCEPTION DATE -- 4/11/1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUES WILL FLUCTUATE, AND UPON REDEMPTION SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CONTACT THE INVESTMENT ADVISER AT 800-463-6670 TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.34%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED FOR THE PERIOD
COVERED BY THIS REPORT. THE FUND IMPOSES A 2.0% REDEMPTION FEE ON SHARES REDEEMED WITHIN 90 DAYS OF PURCHASE. SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

INVESTMENT OUTLOOK

As we have been saying right along: The Bear Market is real. The US is in a recession, probably deeper and longer than typical post WWII experience. And the ultimate bottom of this market appears to lie ahead of us somewhere as we face a delayed, sluggish economic recovery when it comes. Accordingly, while never pleasant, we were not surprised to have the US market break down to new cyclical lows recently.

Our hunches include the following: That, while the worst of the financial system crisis itself is past, the credit crunch is far from over and both financial institution and consumer de-leveraging will continue for some quarters. That future earnings estimates are still too optimistic in terms of magnitude, timing, and slope. That the slow motion consumer spending retrenchment will continue grinding deeper for some stretch, driven by deteriorating employment, further shrinkage of housing values, high fuel prices, and a possible multi-year swing toward saving by the Baby Boom generation.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================                          REPORT FROM MANAGEMENT -- CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



How the forthcoming shift in Presidential administration to the left combined with Democratic control of Congress is likely to affect policy and the investment outlook is hard to say, except that the extent of change and government activism will likely be surprising. It will certainly be more populist/socialist and include higher taxes on dividends, capital gains, and the incomes of the wealthy. There is a pervasive desire for change within the electorate and we're going to get plenty, for better or worse. Superior speech making notwithstanding, we have no real idea whether Barack Obama will be more competent than the present incumbent, but we will certainly have more government in both our lives and businesses to contend with.

Having said all this, things are not all bad by any means: US corporate balance sheets, excepting the financial sector, are healthy in general and corporate profitability and productivity remain high. A lot of the shenanigans that develop in booms, be they technology, financial, or real estate oriented, have been or are being flushed out of the system. Corporate governance and accounting standards have been strengthened. The Federal Reserve has creatively risen to the occasion to shore up the financial system. Globalization is here to stay, with threats to free trade mostly minor. Headline inflation is rising, but it is mostly commodity driven, and global competition should prevent a generalized inflationary outbreak. Furthermore, something like two-thirds of the world's central banks have tightened policy on a precautionary basis. Commodities in general and energy prices in particular are high, but will likely moderate some as world economies slow and will stimulate capacity investment and innovation. Meanwhile, given both the risk and speculative premiums embedded in present prices, oil and/or other important commodities could drop sharply any day, triggered by any number of factors. On top of which, equity valuations are reasonable, not extended; investor pessimism gets bleaker by the day; short interest is high; and sideline cash is huge. Plus, having had a recent taste of the better life, billions of people in the developing world will continue to strive for more, providing an abundance of longer term growth opportunities for creative businesses such as Kalmar focuses on. Moreover, normal capitalist incentives will continue to create plenty of opportunities in the developed world as well.

Remember, in Bear Markets it is important to not be unduly focused on the short term or the negatives, but rather to use stock weakness as opportunities to buy better growth companies for the interim and longer term. Such better businesses will enhance their competitive positioning and raise their intrinsic enterprise value under the covers, so to speak, even though their stocks may decline temporarily.

PERFORMANCE ATTRIBUTION (PLEASE RECALL THAT KALMAR DOES NOT INVEST TOP-DOWN SECTORALLY.)

The Kalmar "Growth-with-Value" Small Cap Fund's performance in the Second Quarter fell slightly behind the Russell 2000 Growth index for the full quarter, but outperformed in June by protecting better in a tough month. Year-to-date we continue to lead by declining less in the overall. As experienced over the last eighteen months, the market remained extremely volatile -- with strong gains in April and May followed by a big decline in June. The Russell 2000 Growth index held up better in both June, for the quarter, and for the six months year-to-date than most other market indices -- and for varieties of reasons was a tough index to beat.

For example, there was principally one sector that "mattered" in the Second Quarter and that was Energy, which delivered almost 80% of the total index return. Energy was up 46% for the full Quarter; and in June when every other sector was negative, Energy was up 15%. For a manager, getting the energy exposure right seemingly was almost all that mattered. "Right" in the Second Quarter among smaller Energy stocks meant having exposure to Exploration & Production companies with land position in one or more of three emerging domestic hydro-carbon plays where new

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================                          REPORT FROM MANAGEMENT -- CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



discoveries were exciting. With the commodity price soaring and investor demand for Energy stocks very high, speculative future reserve potential from these new areas was extrapolated into the present at high valuations. The Kalmar Fund's holdings, with a more proven reserve growth profile that continues to be highly productive, only have minor exposure so far to these new plays. Our Energy holdings appreciated 25% in the Quarter, but this proved to be an index relative detractor to returns. Our overweight in the sector, though, was a positive that helped to offset the temporary relative underperformance of our Energy stocks.

The combined net performance attribution effect of the rest of the Fund's portfolio for the Second Quarter was close to nil. Our holdings in the Consumer Discretionary sector declined more than their index counterparts (unlike in the First Quarter 2008 and for the Year 2007), resulting in that sector being the largest single detractor to returns recently. Our weighting there is now only a bit higher than the index. Almost fully offsetting this negative was the positive performance of our Financial Services companies where our holdings actually appreciated over 10% compared to a decline of almost 6% for those in the benchmark. Our underweight there in a weak group was also a positive. Our holdings in the Materials & Processing and the Autos & Transportation sectors outperformed nicely, while they underperformed modestly in the Producer Durables sector. Aside from the positive contributions from our sector weight differences in Energy and Financial Services, the rest of the sector weighting effect on our returns was minimal.

As always, Kalmar's sector weights relative to the benchmarks are simply a by-product of our bottom-up company research and selection -- so-called stock picking -- and our true longer term "company ownership" investment intent -- not top-down sector rotation or some other high turnover strategy. Keep in mind that there are many anomalies in how companies are categorized into sectors, and even when done sensibly, there are striking differences in the growth character and quality of companies within the same sector. Nonetheless, the overall sector allocation effect on our performance was a positive in the Second Quarter and Year-to-Date.

PERFORMANCE INFLUENCES

There was a reversal in the Second Quarter from First Quarter performance influences where Large Caps outperformed Small Caps by declining less and Value stocks outperformed Growth stocks. Since beginning in March, the opposite developed, with Growth beating Value across all the size ranges in the April and May up months, while also demonstrating better protective resilience in the June decline. Accordingly, as of the present Growth leads on a year-to-date basis and Smaller stocks -- despite near universal pundit forecasts to the contrary -- have beaten Large and Mega Caps so far as well. As a reminder, Value outperformance of Growth within Smaller stocks has occurred in the early downdraft stages of the past four recessions, but then weakened relatively. Thus, year-to-date style performance trends appear to be conforming to classic early recession patterns in Smaller stocks.

Within the Smaller stock universe itself in the Second Quarter, larger Small Caps outperformed smaller Small Caps monotonically from the top of the size range on down. The cheapest smaller stocks by P/E generally outperformed more expensive ones and very clearly did so year-to-date. Also, higher ROE quality generally beat lower financial return companies in the Second Quarter and conspicuously have year-to-date also. However, both in the Second

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================                          REPORT FROM MANAGEMENT -- CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



Quarter and even more decisively when looked at year-to-date, stocks of low expected growth rate businesses have outperformed -- possibly because there was less expectational growth premium at risk from the developing recession and because investor confidence was declining. In summary, these several factors have had a mixed impact on the comparative returns of Kalmar's quality-oriented true-growth-company investment strategy, with the higher quality/somewhat larger influences helping but the cheap/low growth influences evidently not.

Suffice to say that so far through the Bear Market which started in October, or in the tough month of June alone, or on a year-to-date and one-year basis, Kalmar has delivered on our wealth building "All Weather" performance objective -- which aims to produce both high returns when the market is fruitful AS WELL AS to protect well when it is rocky -- which it obviously has been for the last nine months or so. Similar good "All Weather" results can also be seen in our 7-year, 10-year, and Since Inception record depicted on page 1 above, which included a couple of complete up and down full market cycles allowing our "All Weather" capability to prove its benefits.

PORTFOLIO ACTIVITY

During the first six months of 2008, we purchased nine new stocks for the Kalmar Fund. In addition, given the volatility in the markets which creates opportunity, we had a somewhat higher than normal level of trim, peel the onion, and add activity.

Mindful that the credit crunch and recession would likely be felt for meaningful additional time, our purchases focused on higher quality companies with special growth drivers, business models giving them more control over their own future growth, and competitive advantages likely to enable them to gain market share in tough times and, thus, springboard forward when the economic headwinds return to tailwinds. Examples of recent purchases include:

     --  Luminex  Corp(1)  (LMNX),   MARKET  CAP  APPROXIMATELY   $775  MILLION:
         Develops, manufactures and sells multiplexed biological testing technologies with applications throughout the life sciences industry. Sales of systems, consumables, and royalty income are accelerating we believe sustainably.

     -- Ariba, Inc(2) (ARBA), MARKET CAP APPROXIMATELY $1.1 BILLION: The leader in spend management and e-procurement solutions that allow companies to more efficiently and cost effectively automate the entire scope of the procurement process. Ariba's productivity software is delivered through a more predictable on-demand "software as a service" model.

     -- Clean Harbors Inc(3) (CLHB), MARKET CAP APPROXIMATELY $1.4 BILLION: The company provides various environmental services and operates non-nuclear hazardous waste treatment facilities in North America. With approvals in place to expand their industry-leading incinerator capacity and with captive hazardous waste sites closing, we believe CLHB's share of incinerator capacity and margins will continue to grow.

------------------------------------
(1) Luminex  Corp (0.8%) of the Fund's net assets)
(2) Ariba,  Inc (0.6%) of the Fund's net assets)
(3) Clean Harbors Inc (0.7% of the Fund's net assets)

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================                          REPORT FROM MANAGEMENT -- CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



In order to fund such new portfolio additions, we sold stocks of eight companies Year-to-Date which had either reached our price objectives, been acquired away, had business growth or execution problems, or whose future growth was threatened by the slowing environment in comparison with replacements having greater reward potential.


KALMAR INVESTMENT STRATEGY

Having voiced our views on the investment  outlook at the outset of this letter,
but  recognizing  that  no  one  consistently   predicts   economic  and  market
developments well, Kalmar's strategy will be:

   [ ] To invest as always against A RANGE OF more probable scenarios -- while certainly taking the downside possibilities into consideration as the odds of a longer recession are real.

   [ ] To follow our creative research to own higher quality companies that ACTUALLY SHOULD DELIVER strong relative growth under the challenging present circumstances and that have inefficient valuations that should rise.

   [ ] To own such good rapid growth companies long enough to benefit from their competitive advantages, their increasing enterprise value, and their revaluation upwards as they gain market share in a difficult environment.

   [ ] To focus on specific company investment opportunities and avoid specific investment risk, while minimizing distraction from high market volatility and potentially negative short run psychology.

   [ ] To seek "All Weather" returns that produce more when the market is fruitful AS WELL AS protect better when the market is rocky -- which is to say, to continue to build the wealth of our clients.

   [ ] To benefit from the confidence of experience to know that we have regularly built future wealth, and thus to stick to our proven strategy and to hone our research, despite stock volatility.


ORGANIZATIONAL DEVELOPMENTS

Today's investment environment requires a sensible, proven longer term investment perspective. We believe that clients should be comforted that Kalmar offers them the best, deepest, most experienced research and investment team in the firm's 26 year history and an unwavering commitment to their success and prosperity. We believe that the capabilities that develop from successfully navigating several Bear Markets over the past should be an advantage presently.

This brings our best wishes for a healthy productive summer.

Yours faithfully,


/s/ Ford B. Draper


Ford B. Draper, Jr., President
KALMAR INVESTMENT ADVISERS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================                          REPORT FROM MANAGEMENT -- CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



IMPORTANT DISCLOSURES


Kalmar's comments reflect the investment adviser's general opinions regarding the market, economy, and any stocks mentioned or stock opinions given, were current only as of the date of this letter, and are subject to change at any time. The information provided in this letter is not sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

There is no guarantee that the Kalmar Fund will continue to hold any one particular security or stay invested in any one particular sector. The performance of any single portfolio holding is no indication of the performance of other portfolio holdings or of the performance of the Fund itself.

The Kalmar "Growth-with-Value" Small Cap Fund held the position weights referenced as of 6/30/2008.

The Russell 2000(R) Growth Index and the Russell 2000(R) Index are registered trademarks of Russell Investments. Russell is a trademark of Russell Investments. The Lipper Small Cap Growth Fund Index measures the performance of the 30 largest small capitalization growth equity funds tracked by Lipper, Inc.

THE INDICES MENTIONED HERE-IN ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THESE INDICES ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT 800-282-2319 FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Distributed by PFPC Distributors, 760 Moore Road, King of Prussia, PA 19406

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================                          REPORT FROM MANAGEMENT -- CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND




      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS. THE RUSSELL 2000 GROWTH(R) INDEX, THE RUSSELL 2000(R)
                INDEX AND THE LIPPER SMALL CAP GROWTH FUND INDEX


------------------------------------------------------------------
                  TOTAL RETURNS (%) AS OF 6/30/08
                  -------------------------------
                             1 YEAR       5 YEAR*        10 YEAR*
                             ------       -------        --------
 Kalmar Small Cap Fund       (7.58)%        10.33%          5.72%
 Russell 2000 Growth(R)     (10.83)%        10.37%          2.80%
 Russell 2000(R)            (16.19)%        10.29%          5.53%
 Lipper Small Cap Growth    (13.60)%         8.58%          4.63%
 *ANNUALIZED
-------------------------------------------------------------------



              Kalmar Small Cap Fund     Russell 2000(R)     Russell 2000 Growth(R)     Lipper Small Cap Growth
4/11/97       $10,000                   $10,000             $10,000                    $10,000
6/30/97        12,040                    11,530              11,655                     11,756
               14,880                    13,246              13,627                     13,728
               14,635                    12,802              12,511                     12,562
               15,746                    14,090              13,997                     13,981
6/30/98        14,891                    13,433              13,193                     13,470
               11,825                    10,727              10,243                     10,256
               13,513                    12,476              12,664                     12,683
               11,750                    11,799              12,452                     12,270
6/30/99        13,513                    13,634              14,288                     14,019
               12,787                    12,772              13,585                     14,273
               14,324                    15,128              18,122                     20,440
               16,247                    16,200              19,804                     24,100
6/30/00        17,176                    15,587              18,344                     22,810
               17,689                    15,760              17,615                     22,450
               16,573                    14,671              14,057                     18,754
               14,500                    13,717              11,920                     15,215
6/30/01        16,701                    15,677              14,062                     17,751
               13,451                    12,417              10,114                     13,308
               16,573                    15,036              12,760                     16,322
               16,766                    15,635              12,510                     15,034
6/30/02        15,883                    14,329              10,546                     13,917
               12,993                    11,262               8,277                     11,202
               13,835                    11,956               8,898                     11,813
               13,387                    11,419               8,553                     11,372
6/30/03        15,883                    14,094              10,619                     14,028
               17,483                    15,373              11,730                     15,251
               19,859                    17,606              13,218                     17,102
               20,732                    18,708              13,956                     17,712
6/30/04        21,081                    18,796              13,969                     17,688
               19,672                    18,259              19,672                     16,496
               22,403                    20,833              22,403                     18,948
               21,544                    19,720              14,078                     17,966
6/30/05        22,126                    20,572              14,568                     18,718
               23,304                    21,537              15,488                     19,624
               23,580                    21,781              15,737                     19,959
               26,134                    24,817              17,297                     22,397
6/30/06        24,051                    23,570              16,692                     20,899
               24,108                    23,674              16,399                     20,420
               25,035                    25,782              17,837                     22,085
               25,898                    26,284              18,278                     22,836
6/30/07        28,087                    27,444              19,501                     24,509
               28,534                    26,595              19,504                     24,861
               28,209                    25,378              19,094                     24,222
               25,186                    22,866              16,644                     20,660
6/30/08        25,960                    22,999              17,389                     21,175


* The Fund commenced operations on April 11, 1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800-463-6670. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.34%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED FOR THE PERIOD COVERED BY THIS REPORT. THE FUND IMPOSES A 2% REDEMPTION FEE CALCULATED AS A PERCENTAGE OF THE AMOUNT REDEEMED AND IS CHARGED ONLY IF SHARES ARE REDEEMED WITHIN 90 DAYS OF PURCHASE.

The Russell 2000 Growth(R) and the Russell 2000(R) indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses.

The Lipper Small Cap Growth Fund Index is calculated using a weighted aggregate composite index formula which is rebased annually. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FUND EXPENSE EXAMPLE
===================                                                  (UNAUDITED)
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2008" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.


                                                       KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                         -------------------------------------------------------------------------
                                                                                              EXPENSES PAID DURING
                                         BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE      SIX MONTHS ENDING
                                            JANUARY 1, 2008            JUNE 30, 2008            JUNE 30, 2008*
                                         -----------------------     --------------------     --------------------
Actual                                         $1,000.00                 $  920.20                   $6.64
Hypothetical (5% return before expenses)       $1,000.00                 $1,017.87                   $7.00

* Expenses are equal to the Fund's annualized six month expense ratio of 1.39% multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (7.98)% for the six-month period of January 1, 2008 to June 30, 2008.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                             PORTFOLIO HOLDINGS SUMMARY TABLE
===================                                                JUNE 30, 2008
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND



                                                                                    % OF
                                                                                     NET
                                                                                   ASSETS           FAIR VALUE
                                                                                  --------         ------------


Common Stock:
Healthcare................................................................          17.8%          $ 62,053,084
Energy....................................................................          14.5             50,783,826
Commercial Services.......................................................          12.4             43,456,965
Technology Services.......................................................          10.4             36,176,430
Electronic Technology.....................................................           9.0             31,250,181
Retail Trade..............................................................           5.1             17,829,284
Materials & Processing....................................................           4.6             15,979,142
Consumer Non-Durables.....................................................           3.8             13,290,240
Consumer Services.........................................................           3.3             11,677,447
Producer Manufacturing....................................................           3.0             10,335,360
Transportation............................................................           2.5              8,745,843
Consumer Durables.........................................................           1.9              6,763,538
Finance...................................................................           1.9              6,582,166
Utilities.................................................................           0.6              1,941,810
Communications............................................................           0.5              1,663,677
Money Market Securities...................................................           8.4             29,470,430
                                                                                   ------          ------------
Total Investments.........................................................          99.7            347,999,423
Other Assets in Excess of Liabilities ....................................           0.3              1,078,900
                                                                                   ------          ------------
NET ASSETS -- 100.0%.......................................................        100.0%          $349,078,323
                                                                                   ======          ============




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       9

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      SCHEDULE OF INVESTMENTS
===================                                                JUNE 30, 2008
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND



                                                                                                     FAIR VALUE
                                                                                       SHARES         (NOTE 2)
                                                                                     ----------    --------------

COMMON STOCK -- 91.3%

COMMERCIAL SERVICES -- 12.4%
         ADVERTISING/MARKETING SERVICES -- 0.9%
         ValueClick, Inc.* ......................................................       203,570     $  3,084,085
                                                                                                    ------------
         COMMERCIAL PRINTING/FORMS -- 0.6%
         Innerworkings, Inc.* ...................................................       185,000        2,212,600
                                                                                                    ------------
         ENGINEERING/CONSTRUCTION -- 1.6%
         Chicago Bridge & Iron Co. N.V ..........................................       139,660        5,561,261
                                                                                                    ------------
         ENVIRONMENTAL SERVICES -- 1.8%
         Clean Harbors, Inc.* ...................................................        35,680        2,535,421
         Tetra Tech, Inc.* ......................................................       167,060        3,778,897
                                                                                                    ------------
                                                                                                       6,314,318
                                                                                                    ------------
         MEDICAL DISTRIBUTORS -- 1.2%
         PSS World Medical, Inc.* ...............................................       250,320        4,080,216
                                                                                                    ------------
         MISCELLANEOUS COMMERCIAL SERVICES -- 4.0%
         Concur Technologies, Inc.* .............................................        85,550        2,842,826
         Constant Contact, Inc.* ................................................        91,850        1,731,372
         Corrections Corporation of America* ....................................       229,614        6,307,497
         Global Traffic Network, Inc.* ..........................................        75,090          671,305
         SkillSoft PLC* ADR .....................................................       259,490        2,345,790
                                                                                                    ------------
                                                                                                      13,898,790
                                                                                                    ------------
         PERSONNEL SERVICES -- 0.8%
         MPS Group, Inc.* .......................................................       266,320        2,830,982
                                                                                                    ------------
         WHOLESALE DISTRIBUTOR -- 1.5%
         MSC Industrial Direct Co., Inc. (A Shares) .............................       124,115        5,474,713
                                                                                                    ------------
         TOTAL COMMERCIAL SERVICES ..............................................                     43,456,965
                                                                                                    ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       10

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
===================                                                JUNE 30, 2008
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND



                                                                                                     FAIR VALUE
                                                                                       SHARES         (NOTE 2)
                                                                                     ----------    --------------

COMMUNICATIONS -- 0.5%
         SPECIALTY COMMUNICATIONS -- 0.5%
         Cbeyond Communications, Inc.* ..........................................       103,850     $  1,663,677
                                                                                                    ------------
         TOTAL COMMUNICATIONS ...................................................                      1,663,677
                                                                                                    ------------
CONSUMER DURABLES -- 1.9%
         AUTOMOTIVE AFTERMARKET -- 1.9%
         Barnes Group, Inc. .....................................................        84,830        1,958,725
         LKQ Corp.* .............................................................       265,900        4,804,813
                                                                                                    ------------
                                                                                                       6,763,538
                                                                                                    ------------
         TOTAL CONSUMER DURABLES ................................................                      6,763,538
                                                                                                    ------------
CONSUMER NON-DURABLES -- 3.8%
         BEVERAGES -- 2.4%
         Central European Distribution Corp.* ...................................       111,355        8,256,973
                                                                                                    ------------
         FOOD: SPECIALTY/CANDY -- 0.8%
         SunOpta, Inc.* .........................................................       565,390        2,934,374
                                                                                                    ------------
         HOUSEHOLD/PERSONAL CARE -- 0.6%
         Elizabeth Arden, Inc.* .................................................       138,267        2,098,893
                                                                                                    ------------
         TOTAL CONSUMER NON-DURABLES ............................................                     13,290,240
                                                                                                    ------------
CONSUMER SERVICES -- 3.3%
         OTHER CONSUMER SERVICES -- 3.1%
         DeVry, Inc. ............................................................       129,885        6,964,434
         HealthExtras, Inc.* ....................................................       128,380        3,869,373
                                                                                                    ------------
                                                                                                      10,833,807
                                                                                                    ------------
         RESTAURANTS -- 0.2%
         BJ's Restaurants, Inc.* ................................................        86,705          843,640
                                                                                                    ------------
         TOTAL CONSUMER SERVICES ...............................................                      11,677,447
                                                                                                    ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       11

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
===================                                                JUNE 30, 2008
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND



                                                                                                     FAIR VALUE
                                                                                       SHARES         (NOTE 2)
                                                                                     ----------    --------------

ELECTRONIC TECHNOLOGY -- 9.0%
         COMPUTER COMMUNICATIONS -- 0.4%
         Ixia* ..................................................................       182,600     $  1,269,070
                                                                                                    ------------
         ELECTRONIC COMPONENTS -- 0.4%
         Rubicon Technology, Inc.* ..............................................        71,380        1,450,442
                                                                                                    ------------
         ELECTRONIC PRODUCTION EQUIPMENT -- 3.1%
         ATMI, Inc.* ............................................................       190,700        5,324,344
         FEI Co.* ...............................................................       137,850        3,140,223
         Tessera Technologies, Inc.* ............................................       137,355        2,248,501
                                                                                                    ------------
                                                                                                      10,713,068
                                                                                                    ------------
         SEMICONDUCTORS -- 2.7%
         Diodes, Inc.* ..........................................................        77,865        2,152,189
         Microsemi Corp.* .......................................................       179,250        4,513,515
         Volterra Semiconductor Corp.* ..........................................       153,690        2,652,689
                                                                                                    ------------
                                                                                                       9,318,393
                                                                                                    ------------
         TELECOMMUNICATIONS EQUIPMENT -- 2.4%
         NICE-Systems Ltd.* ADR .................................................       116,470        3,444,018
         Polycom, Inc.* .........................................................       172,875        4,211,235
         Symmetricom, Inc.* .....................................................       219,780          843,955
                                                                                                    ------------
                                                                                                       8,499,208
                                                                                                    ------------
         TOTAL ELECTRONIC TECHNOLOGY ............................................                     31,250,181
                                                                                                    ------------
ENERGY -- 14.5%
         CONTRACT DRILLING -- 1.4%
         Atwood Oceanics, Inc.* .................................................        40,640        5,053,178
                                                                                                    ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       12

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
===================                                                JUNE 30, 2008
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND



                                                                                                     FAIR VALUE
                                                                                       SHARES         (NOTE 2)
                                                                                     ----------    --------------

ENERGY -- (CONTINUED)
         OIL & GAS PRODUCTION -- 11.5%
         Delta Petroleum Corp.* .................................................       237,835     $  6,069,549
         GMX Resources, Inc.* ...................................................        92,020        6,818,682
         Kodiak Oil & Gas Corp.* ................................................       412,290        1,880,042
         Niko Resources, Ltd. (Canadian) ........................................        78,345        7,509,503
         Parallel Petroleum Corp.* ..............................................       215,250        4,332,983
         Ultra Petroleum Corp.* .................................................       137,075       13,460,765
                                                                                                    ------------
                                                                                                      40,071,524
                                                                                                    ------------
         OILFIELD SERVICES/EQUIPMENT -- 1.6%
         Core Laboratories N.V.* ................................................        39,755        5,659,124
                                                                                                    ------------
         TOTAL ENERGY ...........................................................                     50,783,826
                                                                                                    ------------
FINANCE -- 1.9%
         FINANCE/RENTAL/LEASING -- 1.1%
         Mobile Mini, Inc.* .....................................................       190,940        3,818,800
                                                                                                    ------------
         FINANCIAL CONGLOMERATES -- 0.3%
         National Financial Partners Corp. ......................................        43,580          863,756
                                                                                                    ------------
         INSURANCE BROKERS/SERVICES -- 0.5%
         ChoicePoint, Inc.* .....................................................        39,411        1,899,610
                                                                                                    ------------
         TOTAL FINANCE ..........................................................                      6,582,166
                                                                                                    ------------
HEALTHCARE -- 17.8%
         BIOTECHNOLOGY -- 2.2%
         Luminex Corp.* .........................................................       127,190        2,613,755
         Martek Biosciences Corp.* ..............................................       148,330        5,000,204
                                                                                                    ------------
                                                                                                       7,613,959
                                                                                                    ------------
         HOSPITAL/NURSING MANAGEMENT -- 1.7%
         Psychiatric Solutions, Inc.* ...........................................       124,500        4,711,080
         Sunrise Senior Living, Inc.* ...........................................        53,020        1,191,890
                                                                                                    ------------
                                                                                                       5,902,970
                                                                                                    ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       13

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
===================                                                JUNE 30, 2008
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND



                                                                                                     FAIR VALUE
                                                                                       SHARES         (NOTE 2)
                                                                                     ----------    --------------

HEALTHCARE -- (CONTINUED)
         MEDICAL SPECIALTIES -- 6.4%
         Analogic Corp. .........................................................       103,430     $  6,523,330
         Immucor, Inc.* .........................................................       101,130        2,617,244
         ResMed, Inc.* ..........................................................       136,950        4,894,593
         SonoSite, Inc.* ........................................................        57,630        1,614,216
         The Cooper Companies, Inc. .............................................       184,090        6,838,944
                                                                                                    ------------
                                                                                                      22,488,327
                                                                                                    ------------
         MEDICAL/NURSING SERVICES -- 0.8%
         Healthways, Inc.* ......................................................        94,400        2,794,240
                                                                                                    ------------
         SERVICES TO THE HEALTH INDUSTRY -- 6.7%
         Advisory Board Co. (The)* ..............................................        75,880        2,984,360
         Covance, Inc.* .........................................................        45,175        3,885,953
         Eclipsys Corp.* ........................................................       153,660        2,821,198
         eResearch Technology, Inc.* ............................................       168,340        2,935,850
         Healthcare Services Group, Inc. ........................................       168,360        2,560,756
         Inventiv Health, Inc.* .................................................       157,960        4,389,708
         Phase Forward, Inc.* ...................................................       204,550        3,675,763
                                                                                                    ------------
                                                                                                      23,253,588
                                                                                                    ------------
         TOTAL HEALTHCARE .......................................................                     62,053,084
                                                                                                    ------------
MATERIALS & PROCESSING -- 4.6%
         CHEMICALS: SPECIALTY -- 2.6%
         Albemarle Corp. ........................................................       137,490        5,487,226
         Rogers Corp.* ..........................................................        97,000        3,646,230
                                                                                                    ------------
                                                                                                       9,133,456
                                                                                                    ------------
         INDUSTRIAL SPECIALTIES -- 2.0%
         Polypore International, Inc.* ..........................................       270,260        6,845,686
                                                                                                    ------------
         TOTAL MATERIALS & PROCESSING ...........................................                     15,979,142
                                                                                                    ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       14

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
===================                                                JUNE 30, 2008
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND



                                                                                                     FAIR VALUE
                                                                                       SHARES         (NOTE 2)
                                                                                     ----------    --------------

PRODUCER MANUFACTURING -- 3.0%
         ELECTRICAL PRODUCTS -- 1.2%
         Enersys* ...............................................................       121,700     $  4,165,791
                                                                                                    ------------
         INDUSTRIAL MACHINERY -- 1.8%
         Actuant Corp. (A Shares) ...............................................        53,130        1,665,626
         Kennametal, Inc. .......................................................       138,370        4,503,943
                                                                                                    ------------
                                                                                                       6,169,569
                                                                                                    ------------
         TOTAL PRODUCER MANUFACTURING ...........................................                     10,335,360
                                                                                                    ------------
RETAIL TRADE -- 5.1%
         DISCOUNT STORES -- 0.4%
         Fred's, Inc. ...........................................................       133,276        1,498,022
                                                                                                    ------------
         DRUG & GROCERY STORE CHAINS -- 1.4%
         Longs Drug Stores Corp. ................................................       120,440        5,071,729
                                                                                                    ------------
         FOOD-RETAIL -- 0.2%
         Susser Holdings Corp.* .................................................        64,590          625,231
                                                                                                    ------------
         INTERNET RETAIL -- 1.4%
         1-800-FLOWERS.COM, Inc. (A Shares)* ....................................       230,920        1,489,434
         GameStop Corp. (A Shares)* .............................................        82,460        3,331,384
                                                                                                    ------------
                                                                                                       4,820,818
                                                                                                    ------------
         SPECIALTY STORES -- 1.7%
         O'Reilly Automotive, Inc.* .............................................       100,690        2,250,421
         Tractor Supply Co.* ....................................................       122,695        3,563,063
                                                                                                    ------------
                                                                                                       5,813,484
                                                                                                    ------------
         TOTAL RETAIL TRADE .....................................................                     17,829,284
                                                                                                    ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       15

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
===================                                                JUNE 30, 2008
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND



                                                                                                     FAIR VALUE
                                                                                       SHARES         (NOTE 2)
                                                                                     ----------    --------------

TECHNOLOGY SERVICES -- 10.4%
         DATA PROCESSING SERVICES -- 3.4%
         Cybersource Corp.* .....................................................       444,740     $  7,440,500
         Heartland Payment Systems, Inc. ........................................        69,930        1,650,348
         NeuStar, Inc.* .........................................................       129,560        2,793,314
                                                                                                    ------------
                                                                                                      11,884,162
                                                                                                    ------------
         INFORMATION TECHNOLOGY SERVICES -- 0.5%
         Syntel, Inc. ...........................................................        55,530        1,872,472
                                                                                                    ------------
         INTERNET SOFTWARE/SERVICES -- 4.5%
         Ariba, Inc.* ...........................................................       138,440        2,036,452
         DealerTrack Holdings, Inc.* ............................................       151,620        2,139,358
         Digital River, Inc.* ...................................................        68,800        2,654,304
         NIC, Inc. ..............................................................       244,207        1,667,934
         Online Resources Corp.* ................................................       130,900        1,093,015
         Progress Software Corp.* ...............................................       142,200        3,636,054
         RightNow Technologies, Inc.* ...........................................       170,925        2,336,545
                                                                                                    ------------
                                                                                                      15,563,662
                                                                                                    ------------
         PACKAGED SOFTWARE -- 2.0%
         Ansys, Inc.* ...........................................................        58,530        2,757,933
         Macrovision Solutions Corp.* ...........................................       206,477        3,088,896
         OPNET Technologies, Inc.* ..............................................       112,145        1,009,305
                                                                                                    ------------
                                                                                                       6,856,134
                                                                                                    ------------
         TOTAL TECHNOLOGY SERVICES ..............................................                     36,176,430
                                                                                                    ------------
TRANSPORTATION -- 2.5%
         AIR FREIGHT/COURIERS -- 1.1%
         UTI Worldwide, Inc. ....................................................       187,770        3,746,011
                                                                                                    ------------
         MARINE SHIPPING -- 1.4%
         Tidewater, Inc. ........................................................        76,885        4,999,832
                                                                                                    ------------
         TOTAL TRANSPORTATION ...................................................                      8,745,843
                                                                                                    ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       16

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
===================                                                JUNE 30, 2008
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND



                                                                                                     FAIR VALUE
                                                                                       SHARES         (NOTE 2)
                                                                                     ----------    --------------

UTILITIES -- 0.6%
         GAS DISTRIBUTORS -- 0.6%
         Clean Energy Fuels Corp.* ..............................................       169,000     $  1,941,810
                                                                                                    ------------
         TOTAL UTILITIES ........................................................                      1,941,810
                                                                                                    ------------
         TOTAL COMMON STOCK (COST $252,731,590).................................                     318,528,993
                                                                                                    ------------

MONEY MARKET SECURITIES -- 8.4%

MONEY MARKET FUNDS -- 8.4%
         BlackRock Liquidity Funds TempCash Portfolio ...........................    14,735,215       14,735,215
         BlackRock Liquidity Funds TempFund Portfolio ...........................    14,735,215       14,735,215
                                                                                                    ------------
                                                                                                      29,470,430
                                                                                                    ------------
         TOTAL MONEY MARKET SECURITIES (COST $29,470,430).......................                      29,470,430
                                                                                                    ------------
         TOTAL INVESTMENTS (Cost $282,202,020) -- 99.7%..........................                    347,999,423
                                                                                                    ------------
         OTHER ASSETS IN EXCESS OF LIABILITIES  -- 0.3%..........................                      1,078,900
                                                                                                    ------------
         NET ASSETS -- 100.0%....................................................                   $349,078,323
                                                                                                    ============

* Non-income producing security

  ADR -- American Depository Receipt


                                               FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

                                                                                  INVESTMENTS           OTHER
                                                                                      IN              FINANCIAL
               VALUATION INPUTS                                                   SECURITIES         INSTRUMENTS
              ------------------                                                --------------     --------------
         Level 1 -- Quoted Prices                                                $347,999,423       $         --
         Level 2 -- Other Significant Observable Inputs                                    --                 --
         Level 3 -- Significant Unobservable Inputs                                        --                 --
                                                                                 ------------       ------------
         Total                                                                   $347,999,423       $         --
                                                                                 ============       ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       17

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF ASSETS AND LIABILITIES
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



                                                                                                        AS OF
                                                                                                    JUNE 30, 2008
                                                                                                     (UNAUDITED)
                                                                                                    -------------
ASSETS:
Investment in securities, at fair value
   (Cost $282,202,020) .....................................................................        $347,999,423
Receivables for:
   Capital shares subscribed................................................................             234,418
   Investment securities sold...............................................................           2,120,634
   Dividends................................................................................             132,508
Other assets................................................................................              40,233
                                                                                                    ------------
   Total Assets.............................................................................         350,527,216
                                                                                                    ------------
LIABILITIES:
Payables for:
   Capital shares redeemed..................................................................             909,744
   Advisory fee.............................................................................             296,627
   Trustees fees............................................................................              10,095
   Accrued expenses.........................................................................             232,427
                                                                                                    ------------
   Total Liabilities........................................................................           1,448,893
                                                                                                    ------------
NET ASSETS..................................................................................        $349,078,323
                                                                                                    ============
NET ASSETS CONSISTED OF:
Shares of beneficial interest...............................................................        $    247,869
Additional paid-in capital..................................................................         263,180,594
Accumulated net investment loss.............................................................          (1,634,827)
Accumulated net realized gain on investments and foreign currency
   related transactions.....................................................................          21,487,306
Net unrealized appreciation on investments and foreign currency
   related transactions.....................................................................          65,797,381
                                                                                                    ------------
NET ASSETS FOR 24,786,850 SHARES OUTSTANDING................................................        $349,078,323
                                                                                                    ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($349,078,323 / 24,786,850 outstanding shares of beneficial interest,
   $0.01 par value, unlimited authorized shares)............................................        $      14.08
                                                                                                    ============



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       18

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      STATEMENT OF OPERATIONS
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



                                                                                                       FOR THE
                                                                                                  SIX-MONTH PERIOD
                                                                                                 ENDED JUNE 30, 2008
                                                                                                     (UNAUDITED)
                                                                                                 -------------------
INVESTMENT INCOME:
   Dividends (net of $1,529 foreign taxes withheld).........................................        $    720,133
                                                                                                    ------------
      Total income..........................................................................             720,133
                                                                                                    ------------
EXPENSES:
   Advisory fees (Note 4)...................................................................           1,699,989
   Transfer agent fees (Note 4).............................................................             237,264
   Accounting and administration fees (Note 4)..............................................             195,970
   Legal fees...............................................................................              46,800
   Trustees' fees...........................................................................              36,616
   Compliance service fees..................................................................              36,000
   Insurance fees...........................................................................              30,856
   Printing and shareholder report fees.....................................................              24,335
   Custodian fees (Note 4)..................................................................              17,568
   Audit fees...............................................................................              17,043
   Registration fees........................................................................              12,092
   Miscellaneous............................................................................                 427
                                                                                                    ------------
      Total expenses........................................................................           2,354,960
                                                                                                    ------------
NET INVESTMENT LOSS.........................................................................          (1,634,827)
                                                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS:
   Net realized gain from investments and foreign currency related transactions.............          21,513,400
   Net change in unrealized depreciation on investments and foreign currency
      related transactions..................................................................         (48,619,004)
                                                                                                    ------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS.....................................................................         (27,105,604)
                                                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................        $(28,740,431)
                                                                                                    ============



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       19

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENTS OF CHANGES IN NET ASSETS
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



                                                                                FOR THE
                                                                           SIX MONTHS ENDED          FOR THE
                                                                             JUNE 30, 2008          YEAR ENDED
                                                                              (UNAUDITED)        DECEMBER 31, 2007
                                                                           ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss .................................................     $ (1,634,827)         $  (4,079,513)
   Net realized gain from investments and foreign currency
      related transactions .............................................       21,513,400             75,737,350
   Net change in unrealized depreciation on investments and
      foreign currency related transactions ............................      (48,619,004)           (24,534,717)
                                                                             ------------          -------------
      Net increase (decrease) in net assets resulting from operations         (28,740,431)            47,123,120
                                                                             ------------          -------------
DISTRIBUTION TO SHAREHOLDERS:
   Net realized gains................................................                  --            (72,053,774)
                                                                             ------------          -------------
SHARE TRANSACTIONS (A):
   Proceeds from shares sold.........................................          66,789,318             56,964,303
   Proceeds from shares reinvested...................................             245,338             59,718,061
   Cost of shares redeemed...........................................         (49,940,466)          (166,198,048)
                                                                             ------------          -------------
      Net increase (decrease) in net assets from share transactions..          17,094,190            (49,515,684)
                                                                             ------------          -------------
TOTAL DECREASE IN NET ASSETS.........................................         (11,646,241)           (74,446,338)
NET ASSETS:
   Beginning of period...............................................         360,724,564            435,170,902
                                                                             ------------          -------------
   End of period.....................................................        $349,078,323          $ 360,724,564
                                                                             ============          =============
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold.......................................................           4,708,613              3,194,358
   Shares reinvested.................................................              15,952              3,882,839
   Shares redeemed...................................................          (3,513,342)            (9,390,349)
                                                                             ------------          -------------
   Net increase (decrease) in shares.................................           1,211,223             (2,313,152)

   Shares outstanding - Beginning of period..........................          23,575,627             25,888,779
                                                                             ------------          -------------
   Shares outstanding - End of period................................        $ 24,786,850          $  23,575,627
                                                                             ============          =============



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       20

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FINANCIAL HIGHLIGHTS
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD BASED ON AVERAGE SHARES OUTSTANDING:

                                         FOR THE
                                        SIX-MONTH
                                      PERIOD ENDED                   FOR THE YEAR ENDED DECEMBER 31
                                      JUNE 30, 2008   ------------------------------------------------------------
                                       (UNAUDITED)      2007         2006         2005         2004         2003*
                                     --------------   --------     --------     --------     --------     --------
Net asset value at beginning
   of period......................      $  15.30      $  16.81     $  16.53     $  16.17     $  14.80     $  10.81
                                        --------      --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
Net investment loss...............         (0.07)        (0.17)       (0.16)       (0.12)       (0.12)       (0.13)

Net realized and
   unrealized gain (loss) on
   investments....................         (1.15)         2.32         1.19         0.97         2.02         4.84
                                        --------      --------     --------     --------     --------     --------
      Total from investment
         operations...............         (1.22)         2.15         1.03         0.85         1.90         4.71
                                        --------      --------     --------     --------     --------     --------
DISTRIBUTIONS
From net realized gain on
   investments....................            --         (3.66)       (0.75)       (0.49)       (0.53)       (0.72)
                                        --------      --------     --------     --------     --------     --------

Total distributions...............            --         (3.66)       (0.75)       (0.49)       (0.53)       (0.72)
                                        --------      --------     --------     --------     --------     --------
Net asset value at end of
   period.........................      $  14.08      $  15.30     $  16.81     $  16.53     $  16.17     $  14.80
                                        ========      ========     ========     ========     ========     ========
Total return......................         (7.98)%       12.68%        6.17%        5.26%       12.81%       43.54%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets....          1.39%**       1.34%        1.32%        1.29%        1.27%        1.26%
Net investment loss to average
   net assets.....................         (0.96)%**     (1.04)%      (0.90)%      (0.79)%      (0.90)%      (1.03)%
Portfolio turnover rate...........         20.05%        37.80%       30.81%       29.51%       23.05%       46.07%
Net assets at end of period
   (000's omitted)................      $349,078      $360,725     $435,171     $423,338     $373,933     $270,161

* Audited by other auditors.

**Annualized.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       21

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                NOTES TO FINANCIAL STATEMENTS
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



1. ORGANIZATION. The Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant  accounting  policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

The Fund has adopted the provisions of Statement of Financial Accounting -- Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period/year of each Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to make fair value into three broad levels.

o Level 1 -- quoted prices in active markets for identical securities

o Level 2 -- prices determined using other significant observable inputs
             (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

At June 30, 2008, the tax cost and related gross unrealized appreciation and depreciation were as follows:

     Cost of investments for tax purposes..............      $282,202,020
                                                             ------------
     Gross tax unrealized appreciation.................        94,589,218
     Gross tax unrealized depreciation.................       (28,791,815)
                                                             ------------
     Net tax unrealized appreciation on investments....      $ 65,797,403
                                                             ============

FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



3.  PURCHASES  AND SALES OF INVESTMENT  SECURITIES.  During the six months ended
June  30,  2008,  purchases  and  sales  of  investment   securities  (excluding
short-term investments) aggregated as follows:

         Purchases ..................................      $64,664,528
         Sales ......................................       66,063,938

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average daily net assets. For the six months ended June 30, 2008, investment advisory fees were $1,699,989.

PNC Global Investment Servicing (U.S.) Inc. ("PNC" formerly PFPC Inc.), a member of The PNC Financial Services Group, Inc., serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PNC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, an affiliate of PNC, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser.

5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years were as follows:

                                          DECEMBER 31, 2007    DECEMBER 31, 2006
                                          -----------------    -----------------
   Distributions paid from:
   Ordinary income.....................      $        --          $        --
   Long-term capital gain..............       72,053,774           18,586,328
                                             -----------          -----------
                                             $72,053,774          $18,586,328
                                             ===========          ===========

6. RECLASSIFICATION IN THE CAPITAL ACCOUNTS. The following permanent difference is primarily attributable to a net operating loss and has been reclassified to the accounts in the chart below as of December 31, 2007.


                               UNDISTRIBUTED NET             CCUMULATED
       PAID-IN CAPITAL          INVESTMENT LOSS          NET REALIZED LOSS
       ---------------         -----------------         -----------------
          $(369,831)               $4,079,513               $(3,709,682)

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENTS. In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                    OTHER MATTERS (UNAUDITED)
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2007 to June 30, 2008 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website, WWW.KALMARINVESTMENTS.COM, or by accessing the SEC's website at WWW.SEC.GOV.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website WWW.SEC.GOV. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM


                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406


                              SHAREHOLDER SERVICES
           PNC GLOBAL INVESTMENT SERVICING, INC. (FORMERLY PFPC INC.)
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940


                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153


                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
           PNC GLOBAL INVESTMENT SERVICING, INC. (FORMERLY PFPC INC.)
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM




KL12 - 6/08



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant to  Rule 30a-2(a)  under  the 1940 Act  and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to  Rule 30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Kalmar Pooled Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date            August 19, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date            August 19, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date            August 26, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.